UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,  Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE FX STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Fair Value
	EXCHANGE TRADED FUND - 3.9%
34,532	PIMCO Enhanced Short Maturity Strategy Fund	$ 3,505,689
243	iShares Floating Rate Note Fund	12,315
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,498,661)	3,518,004

	MUTUAL FUNDS - 42.0%
1,940,599	Fidelity Conservative Income Bond Fund	19,483,610
1,709,392	Vanguard Short-Term Bond Index Fund	18,136,647
	TOTAL MUTUAL FUNDS (Cost $37,655,064)	37,620,257

	PRIVATE INVESTMENTS - 23.2%
19,938	FX Strategy LLC * # (Cost $21,083,579)	20,738,058

	SHORT-TERM INVESTMENT - 17.2%
	MONEY MARKET FUND - 8.3%
7,409,394	Dreyfus Cash Advantage Fund, 0.32% +	7,409,394

	U.S. GOVERNMENT TREASURY OBLIGATION - 8.9%
4,000,000	United States Treasury Bill, 0.075% due 4/25/13^ ++	3,999,821
4,000,000	United States Treasury Bill, 0.075% due 4/25/13^ ++	3,999,874
		7,999,695

	TOTAL SHORT-TERM INVESTMENT (Cost $15,408,316)	15,409,089

	TOTAL INVESTMENTS - 86.3% (Cost $77,645,620) (a)	$ 77,285,408
	OTHER ASSETS LESS LIABILITIES - 13.7%	12,250,038
	NET ASSETS - 100.00%	$ 89,535,446

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,413,088 the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,289,647
	Unrealized depreciation:	(1,417,327)
	Net unrealized appreciation:	$ 872,320
* Non-Income producing security.
# Affiliated Fund.
+ Money market fund; interest rate reflects seven-day yield on March 31, 2013.
++ All of this investment is a holding of Global Aggressive Strategy LLC.
^ All of this security is segregated as collateral for open futures contracts.
		Unrealized
Contracts		Appreciation/(Depreciation)(a)
	OPEN LONG FUTURES CONTRACTS ++
56	Brazil Real Future June 2013	$ (54,540)
	(Underlying Face Amount at Value $2,755,480)
62	Japanese Yen Future June 2013	(3,300)
	(Underlying Face Amount at Value $8,240,575)
58	Mexican Peso Future June 2013	24,088
	(Underlying Face Amount at Value $23,316,000)
14	Polish Zloty Future June 2013	(50,725)
	(Underlying Face Amount at Value $2,135,280)
26	South African Rand Future June 2013	(16,950)
	(Underlying Face Amount at Value $13,958,750)
38	USD/CZK Future June 2013	97,739
	(Underlying Face Amount at Value $3,804,069)
10	USD/SEK Future June 2013	15,145
	(Underlying Face Amount at Value $1,000,383)
	TOTAL OPEN LONG FUTURES CONTRACTS	11,457

	OPEN SHORT FUTURES CONTRACTS ++
434	Australian Dollar Future June 2013	(828,840)
	(Underlying Face Amount at Value $44,932,020)
211	British Pound Future June 2013	(302,850)
	(Underlying Face Amount at Value $19,998,844)
39	Canadian Dollar Future June 2013	(42,090)
	(Underlying Face Amount at Value $3,830,190)
427	Euro Fx Future June 2013	986,738
	(Underlying Face Amount at Value $68,442,763)
28	New Zealand Dollar Future June 2013	(35,140)
	(Underlying Face Amount at Value $2,329,880)
9	USD/NOK Future June 2013	(14,873)
	(Underlying Face Amount at Value $901,832)
	TOTAL OPEN SHORT FUTURES CONTRACTS	(237,055)

	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (225,598)

++ All of this investment is a holding of Global Aggressive Strategy LLC.
(a) The amount represents fair value of derivative instruments subject to currency risk exposure as of March 31, 2013.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

U.S. Treasury Bills – U.S. Treasury bills are purchased at a discount from face value. The discount is amortized into interest income ratably over the period from the purchase date to the maturity date. U.S. Treasury bills are stated at amortized cost, which approximates fair market value.

Futures Contract - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the consolidated statement of assets and liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,518,004	$ -	$ -	$ 3,518,004
Mutual Funds	37,620,257	-	-	37,620,257
Private Investments	-	20,738,058	-	20,738,058
Short Term Investment	7,409,394	-	-	7,409,394
U.S. Government Treasury Obligation	7,999,695	-	-	7,999,695
Total	$ 56,547,350	$ 20,738,058	$ -	$ 77,285,408
Liabilities
Derivative Instruments*	$ 225,598	$ -	$ -	$ 225,598
Total	$ 225,598	$ -	$ -	$ 225,598

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    5/30/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/30/2013